Document and Entity Information	Mar. 20, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	ENJOY TECHNOLOGY, INC./DE
Amendment Flag	false
Entity Central Index Key	0001830180
Document Type	8-K
Document Period End Date	Mar. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39800
Entity Tax Identification Number	98-1566891
Entity Address, Address Line One	3240 Hillview Ave
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(888)
Local Phone Number	463-6569
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ENJY
Security Exchange Name	NASDAQ
Warrants To Purchase Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	ENJYW
Security Exchange Name	NASDAQ